PIMCO RAFI Dynamic Multi-Factor US Equity ETF Expense Example - PIMCO RAFI Dynamic Multi-Factor US Equity ETF - PIMCO RAFI Dynamic Multi-Factor US Equity ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368